PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2020	$3,696	$(567)	$1,368	$4,497
Additions, net of disposals	168	—	—	168
Depreciation expense	—	(63)	—	(63)
Non-cash additions	1	—	—	1
Net foreign currency exchange differences	(245)	39	(88)	(294)
Balance at June 30, 2020	$3,620	$(591)	$1,280	$4,309

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2019	$3,141	$(437)	$973	$3,677
Change in accounting policies	3	—	—	3
Additions, net of disposals	413	7	—	420
Depreciation expense	—	(113)	—	(113)
Fair value adjustments	—	—	347	347
Net foreign currency exchange differences	139	(24)	48	163
Balance at December 31, 2019	$3,696	$(567)	$1,368	$4,497